Consolidated statement of changes in equity - EUR (€) € in Millions	Total		Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Share capital and share premium	Share capital and share premium Cumulative Effect, Period of Adoption, Adjusted Balance	Other reserves	Other reserves Cumulative Effect, Period of Adoption, Adjustment	Other reserves Cumulative Effect, Period of Adoption, Adjusted Balance	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment	Retained earnings Cumulative Effect, Period of Adoption, Adjusted Balance	Shareholders' equity (parent)	Shareholders' equity (parent) Cumulative Effect, Period of Adoption, Adjustment	Shareholders' equity (parent) Cumulative Effect, Period of Adoption, Adjusted Balance	Non-controlling interests	Non-controlling interests Cumulative Effect, Period of Adoption, Adjusted Balance
Balance at Dec. 31, 2019	€ 51,889				€ 17,117		€ 4,013			€ 29,866			€ 50,996			€ 893
Net change in fair value of equity instruments at fair value through other comprehensive income	(335)						(399)			62			(337)			2
Net change in fair value of debt instruments at fair value through other comprehensive income	25						20						20			5
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss	(34)						(33)						(33)			(1)
Changes in cash flow hedge reserve	355						242						242			112
Realised and unrealised revaluations property in own use	(7)						(33)			26			(7)
Remeasurement of the net defined benefit asset/liability	28						28						28
Exchange rate differences and other	(1,620)	[1]					(1,557)						(1,557)			(63)
Share of other comprehensive income of associates and joint ventures and other income	6						(37)			43			6
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	(19)						(3)			(16)			(19)
Total amount recognised directly in other comprehensive income net of tax	(1,601)						(1,770)			114			(1,656)			55
Net result	2,329						94			2,156			2,250			78
Total comprehensive income net of tax	728						(1,676)			2,271			595			133
Dividend and other distributions	(3)															(3)
Changes in treasury shares	5						5						5
Employee stock options and share plans	22				11					11			22
Changes in the composition of the group and other changes	(1)															(1)
Balance at Dec. 31, 2020	52,640				17,128		2,342			32,149			51,619			1,022
Net change in fair value of equity instruments at fair value through other comprehensive income	96						101			(6)			94			2
Net change in fair value of debt instruments at fair value through other comprehensive income	(186)						(173)						(173)			(13)
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss	(42)						(40)						(40)			(1)
Changes in cash flow hedge reserve	(1,955)						(1,603)						(1,603)			(352)
Realised and unrealised revaluations property in own use	(2)						(13)			11			(2)
Remeasurement of the net defined benefit asset/liability	95						95						95
Exchange rate differences and other	143	[1]					153						153			(10)
Share of other comprehensive income of associates and joint ventures and other income	(3)						(21)			18			(3)
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	37						37						37
Total amount recognised directly in other comprehensive income net of tax	(1,817)						(1,465)			23			(1,442)			(375)
Net result	6,079						191			5,760			5,951			128
Total comprehensive income net of tax	4,262						(1,274)			5,782			4,509			(247)
Dividend and other distributions	(2,382)									(2,342)			(2,342)			(40)
Share buyback programme	(1,744)						(1,604)			(140)			(1,744)
Changes in treasury shares	(4)						(4)						(4)
Employee stock options and share plans	29				16					12			29
Balance at Dec. 31, 2021	52,802		€ 64	€ 52,866	17,144	€ 17,144	(540)	€ 627	€ 87	35,462	€ (563)	€ 34,899	52,066	€ 64	€ 52,130	736	€ 736
Net change in fair value of equity instruments at fair value through other comprehensive income	(126)						(95)			(23)			(118)			(7)
Net change in fair value of debt instruments at fair value through other comprehensive income	(435)						(412)						(412)			(22)
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss	(26)						(25)						(25)			(1)
Changes in cash flow hedge reserve	(3,158)						(2,901)						(2,901)			(257)
Realised and unrealised revaluations property in own use	15						(12)			26			15
Remeasurement of the net defined benefit asset/liability	(19)						(19)						(19)			1
Exchange rate differences and other	436	[1]					442						442			(5)
Share of other comprehensive income of associates and joint ventures and other income	0						26			(26)			0
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	165						150			15			165
Total amount recognised directly in other comprehensive income net of tax	(3,147)						(2,847)			(8)			(2,855)			(292)
Net result	12,228						161			11,965			12,126			102
Total comprehensive income net of tax	9,081						(2,686)			11,957			9,271			(190)
Dividend and other distributions	(3,390)									(3,349)			(3,349)			(41)
Share buyback programme	(1,582)				(2)		403			(1,983)			(1,582)
Changes in treasury shares	4						4						4
Employee stock options and share plans	27				12					15			27
Changes in the composition of the group and other changes	(1)									(1)			(1)
Balance at Dec. 31, 2022	€ 57,004				€ 17,154		€ (2,192)			€ 41,538			€ 56,500			€ 504

[1]	1 Includes impact of application of hyperinflation accounting under IAS 29.